Subsequent Events (Details Narrative)							1 Months Ended
	Aug. 05, 2019 $ / shares shares	Jul. 23, 2019 $ / shares shares	Jul. 08, 2019 $ / shares shares	Jun. 30, 2019 shares	Mar. 27, 2019 USD ($) shares	Feb. 08, 2019 USD ($) shares	Aug. 01, 2019 USD ($) shares	Aug. 18, 2019	Dec. 31, 2018
Argentine Peso to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation				42.5150					37.5690
British Pound to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation				0.7878					0.7851
Common Stock [Member]
Subsequent Event [Line Items]
Sale of common stock					2,527,857	2,527,857
Gross proceeds common stock | $					$ 884,750	$ 884,750
2018 Stock Options Plan [Member]
Subsequent Event [Line Items]
Number of stock options granted during the period				1,350,000
Subsequent Event [Member] | Argentine Peso to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation								54.8307
Subsequent Event [Member] | British Pound to U S Currency Exchange Rate [Member]
Subsequent Event [Line Items]
Foreign currency exchange rate, translation								0.8227
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of common stock							1,571,429
Gross proceeds common stock | $							$ 550,000
Subsequent Event [Member] | 2018 Stock Options Plan [Member]
Subsequent Event [Line Items]
Number of stock options granted during the period			3,139,890
Option exercise price | $ / shares			$ 0.385
Stock option vesting percentage			25.00%
Stock option vesting period			3 years
Subsequent Event [Member] | President & CEO [Member] | 2018 Stock Options Plan [Member]
Subsequent Event [Line Items]
Number of stock options granted during the period			2,209,890
Subsequent Event [Member] | CFO [Member] | 2018 Stock Options Plan [Member]
Subsequent Event [Line Items]
Number of stock options granted during the period			155,000
Subsequent Event [Member] | Board of Directors [Member] | 2018 Stock Options Plan [Member]
Subsequent Event [Line Items]
Number of stock options granted during the period			150,000
Subsequent Event [Member] | Board of Directors [Member] | 2018 Stock Options Plan [Member] | Gaucho Group, Inc [Member]
Subsequent Event [Line Items]
Number of stock options granted during the period	100,000
Option exercise price | $ / shares	$ 0.55
Stock option vesting percentage	25.00%
Stock option vesting period	3 years
Subsequent Event [Member] | Warrant Holder [Member]
Subsequent Event [Line Items]
Number of warrants canceled		364,639
Subsequent Event [Member] | Warrant Holder [Member] | President & CEO [Member]
Subsequent Event [Line Items]
Number of warrants canceled		151,383
Subsequent Event [Member] | Warrant Holder [Member] | Minimum [Member]
Subsequent Event [Line Items]
Warrants exercise price | $ / shares		$ 2.00
Subsequent Event [Member] | Warrant Holder [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants exercise price | $ / shares		$ 2.50